UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02719

DWS Strategic Government Securities Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Strategic Government Securities Fund

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 83.1%
Federal Home Loan Mortgage Corp.:
6.5%, 7/1/2035	1,362,938	1,478,522
7.0%, with various maturities from 6/1/2032 until 10/1/2038	1,116,606	1,238,969
Federal National Mortgage Association:
5.0%, with various maturities from 1/1/2034 until 7/1/2040 (a) (b)	88,580,665	94,545,165
6.0%, 8/1/2035	398,722	427,863
Government National Mortgage Association:
4.5%, 5/1/2039 (b)	108,000,000	113,596,563
5.0%, with various maturities from 2/15/2033 until 7/15/2040 (a) (b)	500,381,450	541,002,287
5.5%, with various maturities from 12/15/2028 until 3/20/2040 (a) (b)	473,965,804	516,570,601
6.0%, with various maturities from 11/15/2023 until 7/20/2039 (a) (b)	256,736,732	284,416,079
6.5%, with various maturities from 6/15/2031 until 6/20/2039 (a)	88,218,802	96,748,806
7.0%, with various maturities from 10/15/2022 until 3/20/2039	33,507,951	37,075,161
7.5%, with various maturities from 3/15/2022 until 1/15/2037	13,716,984	15,716,952

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,618,918,393)		1,702,816,968
Collateralized Mortgage Obligations 14.1%
FannieMae Whole Loan:
"IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	3,158,559	346,656
"A", Series 2009-W1, 6.0%, 12/25/2049	21,604,162	23,791,584
Federal Home Loan Mortgage Corp.:
"FP", Series 2341, 1.241% *, 7/15/2031	1,643,556	1,667,225
"FO", Series 2418, 1.241% *, 2/15/2032	2,277,640	2,312,509
"GF", Series 2412, 1.291% *, 2/15/2032	1,522,841	1,547,172
"FA", Series 2419, 1.341% *, 2/15/2032	1,848,737	1,879,794
"F", Series 2439, 1.341% *, 3/15/2032	2,671,189	2,713,952
"FA", Series 2436, 1.341% *, 3/15/2032	2,404,070	2,442,556
"EF", Series 2470, 1.341% *, 3/15/2032	3,791,362	3,852,058
"57", Series 256, Interest Only, 5.0%, 3/15/2023	4,474,631	515,494
"ZK", Series 3382, 5.0%, 7/15/2037	7,996,200	8,560,355
"PT", Series 3586, IOette, 5.143% **, 2/15/2038	6,695,168	6,614,575
"TZ", Series 2778, 6.0%, 2/15/2034	2,583,105	2,776,976
"SB", Series 2742, Interest Only, 6.659% **, 1/15/2019	4,291,741	583,327
"SB", Series 2788, Interest Only, 6.759% **, 10/15/2022	1,309,921	69,461
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	1,246	1,209
"OF", Series 2001-60, 1.279% *, 10/25/2031	987,345	1,002,698
"OF", Series 2001-70, 1.279% *, 10/25/2031	493,673	501,349
"FB", Series 2002-30, 1.329% *, 8/25/2031	2,587,635	2,633,246
"PF", Series 2001-69, 1.329% *, 12/25/2031	1,584,595	1,613,515
"FJ", Series 2002-52, 1.329% *, 9/25/2032	1,853,686	1,885,846
"FB", Series 2002-84, 1.329% *, 12/25/2032	3,812,008	3,873,428
"25", Series 351, Interest Only, 4.5%, 5/1/2019	4,637,162	487,104
"21", Series 334, Interest Only, 5.0%, 3/1/2018	5,418,806	536,800
"20", Series 334, Interest Only, 5.0%, 3/1/2018	4,093,607	414,214
''23", Series 339, Interest Only, 5.0%, 7/1/2018	3,906,618	390,915
"PZ", Series 2007-47, 5.0%, 5/25/2037	5,727,431	6,217,498
"ZA", Series 2008-24, 5.0%, 4/25/2038	14,043,406	15,156,449
"ZX", Series 2010-13, 5.0%, 3/25/2040	11,231,084	12,307,433
"SD", Series 2008-45, Interest Only, 6.171% **, 6/25/2023	11,850,158	1,221,560

Government National Mortgage Association:
"FG", Series 2002-76, 0.741% *, 10/16/2029	1,394,814	1,399,304
"HI", Series 2010-H06, Interest Only, 1.137% **, 4/20/2060	13,425,619	698,132
"FP", Series 2003-67, 1.238% *, 8/20/2033	5,621,875	5,778,086
"BI", Series 2010-H01, Interest Only, 1.504% **, 1/20/2060	15,910,955	1,225,144
"FI", Series 2009-H01, Interest Only, 1.713% **, 11/20/2059	50,076,457	3,915,979
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	6,782,949	608,451
"VB", Series 2010-26, 5.0%, 1/20/2024	2,114,467	2,319,102
"KE", Series 2004-19, 5.0%, 3/16/2034	4,500,000	4,948,661
"ZB", Series 2004-31, 5.0%, 4/20/2034	7,649,325	8,276,173
"Z", Series 2004-61, 5.0%, 8/16/2034	1,679,275	1,817,811
"LE", Series 2004-87, 5.0%, 10/20/2034	7,241,000	7,780,462
"ZB", Series 2005-15, 5.0%, 2/16/2035	11,792,871	12,721,020
"Z", Series 2005-25, 5.0%, 3/16/2035	2,609,764	2,831,902
"ZA", Series 2006-47, 5.0%, 8/16/2036	6,477,496	7,270,479
"CK", Series 2007-31, 5.0%, 5/16/2037	7,412,000	8,128,096
"ZN", Series 2009-64, 5.0%, 7/20/2039	14,517,026	15,671,813
"EY", Series 2010-46, 5.0%, 4/20/2040	30,000,000	33,087,213
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	842,546	15,754
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	3,326,764	454,185
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	3,098,211	412,323
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	9,421,328	1,202,275
"PC", Series 2003-19, 5.5%, 3/16/2033	8,045,000	9,082,597
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	2,797,202	499,946
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	4,374,354	642,272
"PC", Series 2007-2, 5.5%, 6/20/2035	10,000,000	11,210,407
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,647,814
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	9,459,116	1,265,822
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,878,409	3,212,757
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	779,010	144,688
"CT", Series 2009-42, 6.0%, 8/16/2035	9,348,122	10,371,294
"PY", Series 2009-122, 6.0%, 12/20/2039	11,674,493	12,708,395
"PS", Series 2008-40, Interest Only, 6.159% **, 5/16/2038	2,961,672	462,840
"SC", Series 2008-64, Interest Only, 6.162% **, 4/20/2028	6,530,900	277,897
"SJ", Series 2004-22, Interest Only, 6.262% **, 4/20/2034	4,981,242	99,016
"PS", Series 2003-55, Interest Only, 6.362% **, 6/20/2033	5,084,126	661,865
"SA", Series 2006-47, Interest Only, 6.459% **, 8/16/2036	1,348,277	221,473
"LS", Series 2003-74, Interest Only, 6.812% **, 12/20/2030	1,050,499	22,387
"SA", Series 2004-42, Interest Only, 7.262% **, 3/20/2032	6,296,824	1,207,128
"SM", Series 2003-60, Interest Only, 7.409% **, 1/16/2033	17,087,304	2,016,278
"SA", Series 1999-30, Interest Only, 7.659% **, 4/16/2029	5,417,307	429,973
"S", Series 2000-14, Interest Only, 8.009% **, 2/16/2030	3,048,340	620,702

Total Collateralized Mortgage Obligations (Cost $262,776,850)		289,284,874
Government & Agency Obligations 5.1%
Other Government Related (c) 2.2%
Ally Financial, Inc., FDIC Guaranteed, 1.75%, 10/30/2012	6,200,000	6,332,451
Citibank NA, FDIC Guaranteed, 0.39% *, 5/7/2012	14,300,000	14,335,078
Citigroup Funding, Inc., FDIC Guaranteed, 1.875%, 10/22/2012	5,000,000	5,116,380
JPMorgan Chase & Co.:
FDIC Guaranteed, 0.767% *, 6/15/2012	5,853,000	5,887,784
Series 3, FDIC Guaranteed, 0.787% *, 12/26/2012	5,097,000	5,139,382
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	7,800,000	7,961,639

		44,772,714
US Government Sponsored Agencies 1.4%
Federal Home Loan Bank, 7.5% *, 11/12/2024 (a)	6,500,000	6,490,250
Federal Home Loan Mortgage Corp., 1.375%, 1/9/2013	4,752,000	4,813,947
Federal National Mortgage Association, 8.45% *, 2/27/2023 (d) (e)	18,000,000	18,000,000

		29,304,197
US Treasury Obligations 1.5%
US Treasury Bill, 0.22% ***, 9/16/2010 (f)	7,357,000	7,355,617
US Treasury Notes:
0.875%, 2/29/2012 (e)	8,000,000	8,053,120
1.375%, 5/15/2013 (a)	15,000,000	15,253,200

		30,661,937

Total Government & Agency Obligations (Cost $103,985,416)		104,738,848

	Contracts	Value ($)
Put Options Purchased 0.0%
10 Year US Treasury Note Future, Expiration Date 8/27/2010, Strike Price $121.0	960	60,000
30-Year GNSF, Expiration Date 9/14/2010, Strike Price $102.8	25,000,000	12,790
30-Year GNSF, Expiration Date 9/14/2010, Strike Price $102.8	25,000,000	7,813
30-Year GNSF, Expiration Date 9/14/2010, Strike Price $105.3	50,000,000	15,625
30-Year GNSF, Expiration Date 9/14/2010, Strike Price $107.0	25,000,000	117,187

Total Put Options Purchased (Cost $614,876)		213,415

	Shares	Value ($)
Securities Lending Collateral 22.3%
Daily Assets Fund Institutional, 0.33% (g) (h) (Cost $455,558,738)	455,558,738	455,558,738
Cash Equivalents 5.1%
Central Cash Management Fund, 0.25% (g) (Cost $103,355,354)	103,355,354	103,355,354

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,545,209,627) †	129.7	2,655,968,197
Other Assets and Liabilities, Net (a)	(29.7)	(607,613,394)

Net Assets	100.0	2,048,354,803

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of July 31, 2010.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,545,948,816.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $110,019,381.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $112,463,176 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,443,795.

(a)
All or a portion of these securities were on loan amounting to $434,319,865. In addition, included in other assets and liabilities, net is a pending sale, amounting to $10,488,724, that is also on loan. The value of all securities loaned at July 31, 2010 amounted to $444,808,589 which is 21.7% of net assets.

(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At July 31, 2010, this security has been pledged, in whole or in part, as collateral for open written options.
(e)	At July 31, 2010, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	At July 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	9/9/2010	4	6,567,047	57,354
10 Year US Treasury Note	USD	9/21/2010	2,329	288,359,313	3,218,205
2 Year US Treasury Note	USD	9/30/2010	358	78,446,750	111,159
Federal Republic of Germany Euro-Schatz	EUR	9/8/2010	3,613	514,191,610	(996,882)
Ultra Long Term US Treasury Bond	USD	9/21/2010	40	5,410,000	104,912
United Kingdom Long Gilt Bond	GBP	9/28/2010	65	12,393,376	287,351
Total net unrealized appreciation					2,782,099

At July 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2010	377	36,227,705	229,691
10 Year Canadian Government Bond	CAD	9/21/2010	666	80,298,332	(1,880,934)
10 Year Interest Rate Swap	USD	9/13/2010	425	46,378,125	(1,027,185)
2 Year US Treasury Note	USD	9/30/2010	540	118,327,500	(457,868)
90 Day Eurodollar	USD	9/13/2010	200	49,795,000	(481,972)
90 Day Eurodollar	USD	12/13/2010	200	49,777,500	(669,472)
90 Day Eurodollar	USD	3/14/2011	200	49,745,000	(826,972)
90 Day Eurodollar	USD	6/13/2011	200	49,687,500	(951,973)
90 Day Eurodollar	USD	9/19/2011	200	49,612,500	(1,036,160)
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	1,132	189,632,655	489,874
Total net unrealized depreciation					(6,612,971)

At July 31, 2010, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/15/2010 9/15/2014	97,200,000	1	Fixed — 3.15%	Floating — LIBOR	(6,273,192)	183,600	(6,456,792)
4/20/2009 4/20/2024	11,000,000	1	Floating — LIBOR	Floating — 8.03%††	(60,200)	—	(60,200)
5/15/2009 5/15/2024	11,000,000	1	Floating — LIBOR	Floating — 7.5%††	191,375	—	191,375

Total net unrealized depreciation	(6,325,617)

††	These interest rate swaps are shown at their current rate as of July 31, 2010.

At July 31, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/28/2010 6/1/2012	75,100,000	2	0.45%	Global Interest Rate Strategy Index	(1,267,863)	50,067	(1,317,930)

Counterparties:
1	Morgan Stanley
2	Citigroup, Inc.

At July 31, 2010, open written option contracts were as follows:

Written Options	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($)(i)

Call Options
30-Year GNSF	4.5	25,000,000	8/12/2010	103.2	539,062
30-Year GNSF	4.5	25,000,000	8/12/2010	102.6	679,687
30-Year GNSF	4.5	25,000,000	9/14/2010	102.8	562,500
30-Year GNSF	4.5	25,000,000	9/14/2010	103.8	357,355
30-Year GNSF	4.5	25,000,000	9/14/2010	103.8	320,312
30-Year GNSF	5.0	25,000,000	8/12/2010	105.9	414,062
30-Year GNSF	5.0	25,000,000	8/12/2010	105.2	585,938
30-Year GNSF	5.0	25,000,000	9/14/2010	105.4	445,313
30-Year GNSF	5.0	50,000,000	9/14/2010	106.3	500,000
30-Year GNSF	5.5	25,000,000	8/12/2010	107.0	398,438
30-Year GNSF	5.5	25,000,000	8/12/2010	107.5	265,625
30-Year GNSF	5.5	25,000,000	9/14/2010	107.1	296,875
30-Year GNSF	5.5	25,000,000	9/14/2010	108.0	7,813
30-Year GNSF	6.0	25,000,000	8/12/2010	108.3	269,533
Total Call Options (Premiums received $2,019,531)				5,642,513

Put Options
10 Year US Treasury Note Future (Premiums received $139,812)	—	960	8/27/2010	120.0	30,000
Total Written Options (Total premiums received $2,159,343)				5,672,513

(i) Unrealized depreciation at July 31, 2010 was $3,513,170.
GNSF: Government National Single Family
LIBOR: London InterBank Offered Rate
SIFMA: Securities Industry and Financial Markets Association

As of July 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	7,117,730	NZD	10,132,000	8/18/2010	230,573	Royal Bank of Scotland PLC
USD	24,312,932	AUD	28,239,000	8/18/2010	1,210,349	Royal Bank of Scotland PLC
USD	15,368,580	SEK	119,434,000	8/18/2010	1,219,806	UBS AG
USD	40,210,271	CAD	42,079,000	8/18/2010	675,908	UBS AG
USD	1,032,050	JPY	90,317,000	8/18/2010	12,869	UBS AG
USD	48,494,943	SEK	369,809,000	8/18/2010	2,868,443	Royal Bank of Scotland PLC
USD	66,553,436	GBP	43,765,000	8/18/2010	2,207,445	UBS AG
USD	2,644,161	NZD	3,819,000	8/18/2010	125,595	UBS AG
Total unrealized appreciation					8,550,988

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	12,546,000	USD	11,384,755	8/18/2010	(667,697)	Royal Bank of Scotland PLC
GBP	52,497,000	USD	78,664,392	8/18/2010	(3,815,671)	Royal Bank of Scotland PLC
EUR	70,669,000	USD	87,055,728	8/18/2010	(5,297,342)	UBS AG
NOK	238,934,000	USD	37,007,024	8/18/2010	(2,467,404)	Royal Bank of Scotland PLC
AUD	37,180,000	USD	31,248,489	8/18/2010	(2,355,944)	UBS AG
EUR	1,486,000	USD	1,863,043	8/18/2010	(78,922)	UBS AG
Total unrealized depreciation					(14,682,980)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(j)
Mortgage-Backed Securities Pass-Throughs	$—	$1,702,816,968	$—	$1,702,816,968
Collateralized Mortgage Obligations	—	283,445,619	5,839,255	289,284,874
Government & Agency Obligations	—	97,383,231	—	97,383,231
Short-Term Investments(j)	558,914,092	7,355,617	—	566,269,709
Derivatives(k)	60,000	8,742,363	153,415	8,955,778
Total	$558,974,092	$2,099,743,798	$5,992,670	$2,664,710,560
Liabilities
Derivatives(k)	$(3,860,872)	$(22,517,902)	$(5,642,513	$(32,021,287)
Total	$(3,860,872)	$(22,517,902)	$(5,642,513	$(32,021,287)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, interest rate swap contracts, total return swap contracts and  forward foreign currency exchange contracts and options written, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Mortgage-Backed Securities Pass-Throughs	Collateralized Mortgage Obligations	Government & Agency Obligations		Put Options Purchased	Total	Written Options
Balance as of October 31, 2009	$31,381,324	$—	$10,865,463		$—	$42,246,787	$(2,940,699)
Realized gain (loss)	1,691,360	(2,796)	—		—	1,688,564	3,048,828
Change in unrealized appreciation (depreciation)	(194,068)	846,796	312,037		(151,273)	813,492	(3,731,111)
Amortization premium/discount	—	(298,167)	—		—	(298,167)	—
Net purchases (sales)	(32,878,616)	5,293,422	(4,710,000)		304,688	(31,990,506)	(2,019,531)
Transfers into Level 3	—	—	—		—	—	—
Transfers (out) of Level 3	—	—	(6,467,500	)(l)	—	(6,467,500)	—
Balance as of July 31, 2010	$—	$5,839,255	$—		$153,415	$5,992,670	$(5,642,513)
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$—	$846,796	$—		$(151,273)	$695,523	$(3,622,981)

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Foreign Exchange Contracts	$—	$—	$(6,131,992)	$—
Interest Rate Contracts	$(3,830,872)	$(7,643,547)	$—	$(3,914,631)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010